EMPLOYEE BENEFITS (Details) - Schedule of principal assumptions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of principal assumptions [Abstract]
Discount rate	5.81%	2.67%
Expected rate of salary increase	3.00%	2.80%
Rate of turnover	5.14%	5.56%
Mortality rate	RV-2014	RV-2014
Inflation rate	3.40%	2.80%
Retirement age of women	60	60
Retirement age of men	65	65